STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 [Member] - USD ($)	Dec. 31, 2025		Dec. 31, 2024
Assets
Investments, at fair value (see Note 3)	$ 512,159,565	[1]	$ 415,726,920
Receivables:
Notes receivable from participants	4,535,545	[1],[2]	4,031,289
Total Assets	516,695,110		419,758,209
Liabilities
Refundable contributions	3,444,046		1,415,501
Total Liabilities	3,444,046		1,415,501
Net Assets Available for Benefits	$ 513,251,064		$ 418,342,708

[1]	Cost information is not required for participant directed investments and therefore, is not included
[2]	Party-in-interest as defined by ERISA